MEZZANINE EQUITY AND WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
MEZZANINE EQUITY AND WARRANT LIABILITIES
Schedule of fair value of the warrants calculated using the Black-Scholes pricing model

	As of December 31, 2023
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	3.95%	4.97%	3.94%
Estimated volatility rate	58.44%	45.58%	57.54%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	0.88	0.88	0.88
Exercise price	$3	$3	$3
Fair value of warrant	$15	$—	$—

	As of December 31, 2022
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	4.12%	4.53%	4.12%
Estimated volatility rate	55.29%	54.43%	54.38%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	0.29	0.29	0.29
Exercise price	$45	$45	$45
Fair value of warrant	$24	$—	$—